Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The following table reflects goodwill balances and activity for the years ended December 31, 2015 and 2014:

	Segment
	Wholesale	Retail	Consolidated
	(in thousands)
Balance at December 31, 2013 (Predecessor)	$22,823	$—	$22,823
Goodwill related to Susser predecessor	—	254,285	254,285
Goodwill related to Sunoco Retail predecessor	—	1,289,398	1,289,398
Goodwill related to ETP "push down" accounting, net of previously recognized goodwill	584,073	718,851	1,302,924
Goodwill related to MACS acquisition	57,776	60,833	118,609
Goodwill related to Aloha acquisition	59,446	95,361	154,807
Goodwill related to other acquisition	—	988	988
Balance at December 31, 2014 (Successor)	724,118	2,419,716	3,143,834
Goodwill related to ETP "push down" accounting, net of previously recognized goodwill	—	(14,346)	(14,346)
Goodwill related to Aloha acquisition	(54,377)	5,185	(49,192)
Goodwill related to Alta East acquisition	16,599	—	16,599
Goodwill related to other acquisitions	—	14,367	14,367
Balance at December 31, 2015 (Successor)	$686,340	$2,424,922	$3,111,262

Schedule of Finite-Lived and Indefinite-Lived Intangible Assets

The following table presents the gross carrying amount and accumulated amortization for each major class of intangible assets, excluding goodwill, at December 31, 2015 and 2014:

	December 31, 2015			December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
	(in thousands)
Indefinite-lived
Tradenames	$784,058	$6,508	$777,550	$789,937	$6,508	$783,429
Franchise rights	—	—	—	329	—	329
Contractual rights	33,850	—	33,850	—	—	—
Liquor licenses	16,000	—	16,000	16,000	—	16,000
Finite-lived
Customer relations including supply agreements	551,033	150,101	400,932	457,556	105,556	352,000
Favorable leasehold arrangements, net	22,863	1,188	21,675	25,531	1,158	24,373
Loan origination costs	9,358	2,172	7,186	7,611	381	7,230
Other intangibles	3,675	1,428	2,247	4,604	728	3,876
Intangible assets, net	$1,420,837	$161,397	$1,259,440	$1,301,568	$114,331	$1,187,237

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

The following table presents the Partnership’s estimate of amortization includable in amortization expense and interest expense for each of the five succeeding fiscal years and thereafter for finite-lived intangibles as of December 31, 2015 (in thousands):

	Amortization	Interest
2016	$47,714	$1,925
2017	47,312	1,925
2018	46,821	1,925
2019	46,421	1,411
2020	45,553	—
Thereafter	191,033	—